Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,821,900
Previously Paid Amount	0.00
Total Fee Amount	1,809.93
Total Offset Amount	0.00
Net Fee	1,809.93
Narrative - Max Aggregate Offering Price	$ 11,821,900
Final Prospectus	true